CONSOLIDATED STATEMENTS OF CASH FLOW CAD in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 CAD		Dec. 31, 2016 CAD
OPERATING
Net income (loss) and comprehensive income (loss)		CAD (683.8)	[1],[2]	CAD (293.7)
Non-cash items
Depletion, depreciation, amortization and accretion		219.0	[2]	365.0
Impairment		634.4	[2]	0.0
Deferred income tax (recovery) expense		(223.8)	[2]	(93.4)
Unrealized foreign exchange (gain) loss		(51.4)	[2]	33.4
Change in fair value of commodity risk management contracts		(14.2)	[2]	424.5
Share based compensation		4.9	[2]	13.2
(Gain) loss on disposition of properties		62.6	[2]	27.1
Restructuring costs - onerous office lease contracts		26.5	[2]	0.0
Other items		0.9	[2]	0.6
Loss on extinguishment of debt		56.7	[1],[2]	0.0
Foreign exchange derivative settlements		37.6	[2]	(47.0)
Funds flow from operations		69.4	[2]	429.7
Interest and financing charges		70.7	[2]	105.5
Expenditures on remediation		(15.9)	[2]	(20.0)
Change in non-cash operating working capital		18.2	[2]	(21.5)
Cash flow from operating activities		142.4	[2]	493.7
FINANCING
Bank indebtedness (repayment)		0.0	[2]	(3.7)
Long term debt (repayment)		(937.2)	[2]	(104.0)
Convertible debentures repayment		(126.6)	[2]	0.0
Convertible debentures repurchase		0.0	[2]	(10.2)
Foreign exchange derivative settlements		(37.6)	[2]	47.0
Interest and financing charges paid		(100.8)	[2]	(108.6)
Cash flow from financing activities		(1,202.2)	[2]	(179.5)
INVESTING
Capital expenditures		117.9	[2]	64.4
Property acquisitions		(0.1)	[2]	(1.3)
Proceeds on property dispositions		910.2	[2]	60.2
Contributions to remediation trust funds and other items		(10.5)	[2]	(29.6)
Change in non-cash investing working capital		(7.5)	[2]	7.6
Cash flow from investing activities		774.2	[2]	(27.5)
CHANGE IN CASH AND CASH EQUIVALENTS		(285.6)	[2]	286.7
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR		286.7	[2]	0.0
CASH AND CASH EQUIVALENTS AT END OF YEAR	[2]	CAD 1.1	[3]	CAD 286.7

[1]	See Notes 2 and 14.
[2]	See Notes 2 and 14.
[3]	See Notes 2 and 14.